Shareholder Report	9 Months Ended	12 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		RIVERPARK FUNDS TRUST
Entity Central Index Key		0001494928
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000092087
Shareholder Report [Line Items]
Fund Name		RiverPark Large Growth Fund
Class Name		Retail Class Shares
Trading Symbol		RPXFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Retail Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Retail Class Shares	$150	1.25%

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.25%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Large Growth Fund, Retail Class Shares	39.28%	11.15%	10.54%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Growth Index (USD) (TR)	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 44,746,000	$ 44,746,000
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount		$ 260
InvestmentCompanyPortfolioTurnover		21.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.7%
Consumer Staples	3.4%
Industrials	4.6%
Health Care	11.4%
Consumer Discretionary	11.7%
Financials	14.3%
Communication Services	18.3%
Information Technology	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000092088
Shareholder Report [Line Items]
Fund Name		RiverPark Large Growth Fund
Class Name		Institutional Class Shares
Trading Symbol		RPXIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Institutional Class Shares	$120	1.00%

Expenses Paid, Amount		$ 120
Expense Ratio, Percent		1.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Large Growth Fund, Institutional Class Shares	39.62%	11.46%	10.83%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Growth Index (USD) (TR)	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 44,746,000	$ 44,746,000
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount		$ 260
InvestmentCompanyPortfolioTurnover		21.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.7%
Consumer Staples	3.4%
Industrials	4.6%
Health Care	11.4%
Consumer Discretionary	11.7%
Financials	14.3%
Communication Services	18.3%
Information Technology	33.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000092090
Shareholder Report [Line Items]
Fund Name		Wedgewood Fund
Class Name		Retail Class Shares
Trading Symbol		RWGFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Retail Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Retail Class Shares	$148	1.25%

Expenses Paid, Amount		$ 148
Expense Ratio, Percent		1.25%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Wedgewood Fund, Retail Class Shares	36.20%	17.11%	12.02%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Growth Index (USD) (TR)	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 30,309,000	$ 30,309,000
Holdings Count | Holding	19	19
Advisory Fees Paid, Amount		$ 162
InvestmentCompanyPortfolioTurnover		13.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	2.3%
Industrials	7.2%
Health Care	10.5%
Consumer Discretionary	14.1%
Financials	15.6%
Communication Services	15.9%
Information Technology	28.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000092091
Shareholder Report [Line Items]
Fund Name		Wedgewood Fund
Class Name		Institutional Class Shares
Trading Symbol		RWGIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Institutional Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Institutional Class Shares	$118	1.00%

Expenses Paid, Amount		$ 118
Expense Ratio, Percent		1.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Wedgewood Fund, Institutional Class Shares	36.46%	17.40%	12.25%
S&P 500® Index (TR)*	36.35%	15.98%	13.38%
Russell 1000 Growth Index (USD) (TR)	42.19%	19.74%	16.52%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 30,309,000	$ 30,309,000
Holdings Count | Holding	19	19
Advisory Fees Paid, Amount		$ 162
InvestmentCompanyPortfolioTurnover		13.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	2.3%
Industrials	7.2%
Health Care	10.5%
Consumer Discretionary	14.1%
Financials	15.6%
Communication Services	15.9%
Information Technology	28.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000092096
Shareholder Report [Line Items]
Fund Name		RiverPark Short Term High Yield Fund
Class Name		Retail Class Shares
Trading Symbol		RPHYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Retail Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Retail Class Shares	$124	1.20%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.20%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Short Term High Yield Fund, Retail Class Shares	5.97%	3.18%	2.76%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
ICE BofA 1-3 Year US Corporate Index (USD)	8.37%	2.29%	2.28%
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index	11.82%	5.34%	5.30%
ICE BofA 1-Year US Treasury Note Index (USD)	5.87%	1.99%	1.55%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 786,189,000	$ 786,189,000
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount		$ 5,098
InvestmentCompanyPortfolioTurnover		418.00%
Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Special Purpose Acquisition Company	0.0%
Bank Loan Obligations	2.8%
Convertible Bonds	6.1%
Corporate Obligations	89.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000092097
Shareholder Report [Line Items]
Fund Name		RiverPark Short Term High Yield Fund
Class Name		Institutional Class Shares
Trading Symbol		RPHIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Institutional Class Shares	$97	0.94%

Expenses Paid, Amount		$ 97
Expense Ratio, Percent		0.94%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Short Term High Yield Fund, Institutional Class Shares	6.30%	3.45%	3.03%
Bloomberg U.S. Aggregate Bond Index (USD)*	11.57%	0.33%	1.84%
ICE BofA 1-3 Year US Corporate Index (USD)	8.37%	2.29%	2.28%
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index	11.82%	5.34%	5.30%
ICE BofA 1-Year US Treasury Note Index (USD)	5.87%	1.99%	1.55%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 786,189,000	$ 786,189,000
Holdings Count | Holding	67	67
Advisory Fees Paid, Amount		$ 5,098
InvestmentCompanyPortfolioTurnover		418.00%
Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Derivative Contracts (Net)	0.0%
Special Purpose Acquisition Company	0.0%
Bank Loan Obligations	2.8%
Convertible Bonds	6.1%
Corporate Obligations	89.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000111378
Shareholder Report [Line Items]
Fund Name		RiverPark Long/Short Opportunity Fund
Class Name		Retail Class Shares
Trading Symbol		RLSFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Retail Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Retail Class Shares	$229	2.00%

Expenses Paid, Amount		$ 229
Expense Ratio, Percent		2.00%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Long/Short Opportunity Fund, Retail Class Shares	28.50%	3.77%	4.90%
S&P 500® Index (TR)	36.35%	15.98%	13.38%
Morningstar Long/Short Equity Category	18.03%	6.74%	4.54%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 39,939,000	$ 39,939,000
Holdings Count | Holding	62	62
Advisory Fees Paid, Amount		$ 632
InvestmentCompanyPortfolioTurnover		10.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-2.3%
Real Estate	0.7%
Consumer Staples	3.0%
Industrials	5.1%
Health Care	9.6%
Consumer Discretionary	10.9%
Financials	11.2%
Communication Services	17.8%
Information Technology	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000111377
Shareholder Report [Line Items]
Fund Name		RiverPark Long/Short Opportunity Fund
Class Name		Institutional Class Shares
Trading Symbol		RLSIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Institutional Class Shares	$212	1.85%

Expenses Paid, Amount		$ 212
Expense Ratio, Percent		1.85%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Long/Short Opportunity Fund, Institutional Class Shares	28.77%	3.98%	5.11%
S&P 500® Index (TR)	36.35%	15.98%	13.38%
Morningstar Long/Short Equity Category	18.03%	6.74%	4.54%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 39,939,000	$ 39,939,000
Holdings Count | Holding	62	62
Advisory Fees Paid, Amount		$ 632
InvestmentCompanyPortfolioTurnover		10.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Derivative Contracts (Net)	-2.3%
Real Estate	0.7%
Consumer Staples	3.0%
Industrials	5.1%
Health Care	9.6%
Consumer Discretionary	10.9%
Financials	11.2%
Communication Services	17.8%
Information Technology	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000205367
Shareholder Report [Line Items]
Fund Name		RiverPark Floating Rate CMBS Fund
Class Name		Retail Class Shares
Trading Symbol		RCRFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Retail Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Retail Class Shares	$131	1.25%

Expenses Paid, Amount		$ 131
Expense Ratio, Percent		1.25%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Floating Rate CMBS Fund, Retail Class Shares	9.11%	1.77%	2.55%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
Bloomberg Investment Grade CMBS (TR) USD	12.05%	1.20%	2.48%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 32,708,000	$ 32,708,000
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount		$ 145
InvestmentCompanyPortfolioTurnover		36.00%
Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	98.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000205366
Shareholder Report [Line Items]
Fund Name		RiverPark Floating Rate CMBS Fund
Class Name		Institutional Class Shares
Trading Symbol		RCRIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Institutional Class Shares	$89	0.85%

Expenses Paid, Amount		$ 89
Expense Ratio, Percent		0.85%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Floating Rate CMBS Fund, Institutional Class Shares	9.56%	2.17%	2.83%
Bloomberg U.S. Aggregate Bond Index (USD)Footnote Reference*	11.57%	0.33%	1.84%
Bloomberg Investment Grade CMBS (TR) USD	12.05%	1.20%	2.48%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 32,708,000	$ 32,708,000
Holdings Count | Holding	24	24
Advisory Fees Paid, Amount		$ 145
InvestmentCompanyPortfolioTurnover		36.00%
Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	98.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000242920
Shareholder Report [Line Items]
Fund Name		Riverpark/Next Century Growth Fund
Class Name		Retail Class Shares
Trading Symbol		RPNCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Retail Class Shares of the Riverpark/Next Century Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Growth Fund, Retail Class Shares	$150	1.40%

Expenses Paid, Amount		$ 150
Expense Ratio, Percent		1.40%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Riverpark/Next Century Growth Fund, Retail Class Shares	13.62%	2.07%
S&P 500® Index (TR)*	36.35%	24.68%
Russell 2000 Growth Index (USD)	27.66%	14.34%
MS Small Growth	25.37%	13.47%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 15,124,000	$ 15,124,000
Holdings Count | Holding	59	59
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		85.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Communication Services	0.8%
Materials	1.2%
Consumer Staples	2.7%
Financials	7.9%
Consumer Discretionary	8.4%
Health Care	21.3%
Information Technology	23.1%
Industrials	33.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000242919
Shareholder Report [Line Items]
Fund Name		Riverpark/Next Century Growth Fund
Class Name		Institutional Class Shares
Trading Symbol		RPNIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Institutional Class Shares of the Riverpark/Next Century Growth Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		annual shareholder report
Additional Information [Text Block]		You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number		888-564-4517
Additional Information Website		https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Growth Fund, Institutional Class Shares	$123	1.15%

Expenses Paid, Amount		$ 123
Expense Ratio, Percent		1.15%
Performance Past Does Not Indicate Future [Text]		Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	Annualized Since Inception
Riverpark/Next Century Growth Fund, Institutional Class Shares	13.92%	2.46%
S&P 500® Index (TR)*	36.35%	24.68%
Russell 2000 Growth Index (USD)	27.66%	14.34%
MS Small Growth	25.37%	13.47%

No Deduction of Taxes [Text Block]		The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 15,124,000	$ 15,124,000
Holdings Count | Holding	59	59
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		85.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Communication Services	0.8%
Materials	1.2%
Consumer Staples	2.7%
Financials	7.9%
Consumer Discretionary	8.4%
Health Care	21.3%
Information Technology	23.1%
Industrials	33.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number		888-564-4517
Updated Prospectus Web Address		https://riverparkfunds.com/how-to-invest
C000247130
Shareholder Report [Line Items]
Fund Name	Riverpark/Next Century Large Growth Fund
Class Name	Retail Class Shares
Trading Symbol	RPNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Class Shares of the Riverpark/Next Century Large Growth Fund (the "Fund") for the period from December 29, 2023 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Large Growth Fund, Retail Class Shares	$104	1.25%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform since inception?

From its inception on December 29, 2023 through the fiscal year ended September 30, 2024, the Retail Share Class of the Fund returned 20.70%. The Fund’s primary benchmark, the Russell 1000 Growth Index (TR), returned 24.55%. In addition, the Fund’s regulatory benchmark, the S&P 500  Index (TR), returned 22.08%.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 14.00% for the March quarter, 5.35% for the June quarter, and 0.50% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology and Communication Services. The Fund’s worst performing sectors were Industrials and Real Estate. The Fund’s best performing individual positions were NVIDIA Corp, Meta Platforms, Microsoft Corp, Eli Lilly and Co, and Alphabet Inc. The Fund’s worst performers were Boeing Co, DexCom Inc, Symbotic Inc, Adobe Inc, and Lululemon Athletica Inc.

The RiverPark/Next Century Large Growth Fund seeks to achieve its investment objective by investing in the fastest growing and highest quality large cap companies in America. The Fund invests in companies that the portfolio managers believe will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Riverpark/Next Century Large Growth Fund, Retail Class Shares - $12070	S&P 500® Index (TR)* - $12208	Russell 1000 Growth Index (USD) (TR) - $12455	MS Large Growth - $12177
Dec/23	$10000	$10000	$10000	$10000
Dec/23	$10000	$10000	$10000	$10000
Jan/24	$10480	$10168	$10249	$10254
Feb/24	$11180	$10711	$10949	$10962
Mar/24	$11400	$11056	$11141	$11193
Apr/24	$10830	$10604	$10669	$10649
May/24	$11440	$11130	$11308	$11173
Jun/24	$12010	$11529	$12070	$11743
Jul/24	$11630	$11670	$11865	$11624
Aug/24	$11870	$11953	$12112	$11894
Sep/24	$12070	$12208	$12455	$12177

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Riverpark/Next Century Large Growth Fund, Retail Class Shares	20.70%
S&P 500® Index (TR)*	22.08%
Russell 1000 Growth Index (USD) (TR)	24.55%
MS Large Growth	21.77%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,617,000	$ 2,617,000
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,617	39	$-	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.0%
Consumer Staples	2.9%
Consumer Discretionary	8.8%
Financials	9.0%
Health Care	10.6%
Communication Services	11.2%
Industrials	11.9%
Information Technology	42.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	9.9%
NVIDIA	9.2%
Apple	8.4%
Amazon.com	5.4%
Alphabet, Cl A	5.0%
Meta Platforms, Cl A	4.4%
Advanced Micro Devices	3.3%
Eli Lilly	3.2%
Old Dominion Freight Line	3.1%
Costco Wholesale	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest
C000247129
Shareholder Report [Line Items]
Fund Name	Riverpark/Next Century Large Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	RPNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Riverpark/Next Century Large Growth Fund (the "Fund") for the period from December 29, 2023 (commencement of operations) to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/how-to-invest. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/how-to-invest
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Riverpark/Next Century Large Growth Fund, Institutional Class Shares	$84	1.00%
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the full fiscal year, costs shown would have been higher for the period ended.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform since inception?

From its inception on December 29, 2023 through the fiscal year ended September 30, 2024, the Institutional Share Class of the Fund returned 21.00%. The Fund’s primary benchmark, the Russell 1000 Growth Index (TR), returned 24.55%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (TR), returned 22.08%.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 14.10% for the March quarter, 5.43% for the June quarter, and 0.58% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology and Communication Services. The Fund’s worst performing sectors were Industrials and Real Estate. The Fund’s best performing individual positions were NVIDIA Corp, Meta Platforms, Microsoft Corp, Eli Lilly and Co, and Alphabet Inc. The Fund’s worst performers were Boeing Co, DexCom Inc, Symbotic Inc, Adobe Inc, and Lululemon Athletica Inc.

The RiverPark/Next Century Large Growth Fund seeks to achieve its investment objective by investing in the fastest growing and highest quality large cap companies in America. The Fund invests in companies that the portfolio managers believe will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Riverpark/Next Century Large Growth Fund, Institutional Class Shares - $60500	S&P 500® Index (TR)* - $61039	Russell 1000 Growth Index (USD) (TR) - $62275	MS Large Growth - $60886
Dec/23	$50000	$50000	$50000	$50000
Dec/23	$50000	$50000	$50000	$50000
Jan/24	$52400	$50840	$51247	$51270
Feb/24	$55900	$53555	$54744	$54809
Mar/24	$57050	$55278	$55707	$55964
Apr/24	$54200	$53020	$53344	$53244
May/24	$57250	$55649	$56538	$55867
Jun/24	$60150	$57646	$60350	$58717
Jul/24	$58300	$58348	$59324	$58119
Aug/24	$59450	$59763	$60559	$59471
Sep/24	$60500	$61039	$62275	$60886

Average Annual Return [Table Text Block]
Fund/Index Name	Cumulative Since Inception
Riverpark/Next Century Large Growth Fund, Institutional Class Shares	21.00%
S&P 500® Index (TR)*	22.08%
Russell 1000 Growth Index (USD) (TR)	24.55%
MS Large Growth	21.77%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 2,617,000	$ 2,617,000
Holdings Count | Holding	39	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,617	39	$-	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.0%
Consumer Staples	2.9%
Consumer Discretionary	8.8%
Financials	9.0%
Health Care	10.6%
Communication Services	11.2%
Industrials	11.9%
Information Technology	42.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	9.9%
NVIDIA	9.2%
Apple	8.4%
Amazon.com	5.4%
Alphabet, Cl A	5.0%
Meta Platforms, Cl A	4.4%
Advanced Micro Devices	3.3%
Eli Lilly	3.2%
Old Dominion Freight Line	3.1%
Costco Wholesale	2.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://riverparkfunds.com/how-to-invest